EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ 11,053,000	$ 10,052,000
Acquisition costs	34,524,000	0
Drilling And Exploration	456,000	1,047,000
Assessments And Taxes	71,000	68,000
Effect Of Movements In Exchange Rates	1,000	3,000
Option Income	(30,000)	(117,000)
Ending Balance	46,075,000	11,053,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	0	0
Acquisition costs	34,524,000	0
Drilling And Exploration	71,000	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option Income	0	0
Ending Balance	34,595,000	0
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,052,000	10,051,000
Acquisition costs	0	0
Drilling And Exploration	385,000	1,047,000
Assessments And Taxes	71,000	68,000
Effect Of Movements In Exchange Rates	1,000	3,000
Option Income	(30,000)	(117,000)
Ending Balance	11,479,000	11,052,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Acquisition costs	0	0
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option Income	0	0
Ending Balance	$ 1,000	$ 1,000